Financial Instruments - Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial assets [line items]
Beginning balance	£ (287,058)		£ (265,747)
Ending Balance	(298,560)		(287,058)
Beginning balance	302,511	[1]	280,775
Ending Balance	314,765		302,511	[1]
Level 3 [Member]
Disclosure of financial assets [line items]
Beginning balance	(80)		(110)
Additions	(2)		(3)
Settlements	31		17
Ending Balance	(69)		(80)
(Losses)/gains recognised in profit/(loss) relating to assets and liabilities held at the end of the year	(18)		16
Beginning balance	399		555
Gains recognised in other comprehensive income	21		26
Additions	9		29
Sales	(8)		(126)
Settlements	(48)		(75)
Ending Balance	357		399
(Losses)/gains recognised in profit/(loss) relating to assets and liabilities held at the end of the year	(16)		(10)
Level 3 [Member] | Fair Value Through P&L [member]
Disclosure of financial assets [line items]
Beginning balance	(6)		(5)
Ending Balance	(6)		(6)
(Losses)/gains recognised in profit/(loss) relating to assets and liabilities held at the end of the year			(1)
Level 3 [Member] | Fair Value Through P&L [Member]
Disclosure of financial assets [line items]
Beginning balance	264		267
Sales	(8)		(7)
Ending Balance	240		264
(Losses)/gains recognised in profit/(loss) relating to assets and liabilities held at the end of the year	(16)		4
Level 3 [Member] | Derivative Liabilities [Member]
Disclosure of financial assets [line items]
Beginning balance	(74)		(105)
Additions	(2)		(3)
Settlements	31		17
Ending Balance	(63)		(74)
(Losses)/gains recognised in profit/(loss) relating to assets and liabilities held at the end of the year	(18)		17
Level 3 [Member] | Fair Value Movements [member]
Disclosure of financial assets [line items]
Total gains/(losses) recognised in profit/(loss	14		(15)
Total gains/(losses) recognised in profit/(loss	(48)		22
Level 3 [Member] | Fair Value Movements [member] | Fair Value Through P&L [Member]
Disclosure of financial assets [line items]
Total gains/(losses) recognised in profit/(loss	(16)		4
Level 3 [Member] | Fair Value Movements [member] | Derivative Liabilities [Member]
Disclosure of financial assets [line items]
Total gains/(losses) recognised in profit/(loss	14		(15)
Level 3 [Member] | Foreign Exchange and Other Movements [member]
Disclosure of financial assets [line items]
Total gains/(losses) recognised in profit/(loss	(32)		31
Total gains/(losses) recognised in profit/(loss	32		(32)
Level 3 [Member] | Foreign Exchange and Other Movements [member] | Fair Value Through P&L [member]
Disclosure of financial assets [line items]
Total gains/(losses) recognised in profit/(loss			(1)
Level 3 [Member] | Foreign Exchange and Other Movements [member] | Derivative Liabilities [Member]
Disclosure of financial assets [line items]
Total gains/(losses) recognised in profit/(loss	(32)		32
Level 3 [Member] | Derivative Financial Instruments [member]
Disclosure of financial assets [line items]
Beginning balance	103		188
Additions	9		4
Settlements	(48)		(75)
Ending Balance	64		103
(Losses)/gains recognised in profit/(loss) relating to assets and liabilities held at the end of the year			(14)
Level 3 [Member] | Derivative Financial Instruments [member] | Fair Value Movements [member]
Disclosure of financial assets [line items]
Total gains/(losses) recognised in profit/(loss	(32)		18
Level 3 [Member] | Derivative Financial Instruments [member] | Foreign Exchange and Other Movements [member]
Disclosure of financial assets [line items]
Total gains/(losses) recognised in profit/(loss	32		(32)
Level 3 [Member] | Financial Investments [member]
Disclosure of financial assets [line items]
Beginning balance	32		100
Gains recognised in other comprehensive income	21		26
Additions			25
Sales			(119)
Ending Balance	£ 53		£ 32

[1]	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.